Aggregate Amounts of Principal Maturities of Long-Term Debt (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Debt and Capital Lease Obligations [Abstract]
2016	$ 10,550
2017	12,079
2018	10,550
2019	10,550
2020	1,338,634
Thereafter	1,015,000
Long-term Debt, Gross, Total	$ 2,397,363